EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation [Member] - Bancolombia [Member] $ in Millions	Dec. 31, 2019 COP ($)
Discount rate [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (626)
Effect on DBO Decrease	$ 652
Discount rate [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	6.20%
Discount rate [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	5.20%
Salary Level [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 1,465
Effect on DBO Decrease	$ (1,424)
Salary Level [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	6.45%
Salary Level [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Salary rate Value	5.45%